Significant Accounting Policies - Schedule of Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplier Concentration Risk | Inventories | Inventory Supplier A
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.60%	16.90%
Supplier Concentration Risk | Inventories | Inventory Supplier B
Concentration Risk [Line Items]
Concentration risk (as a percent)		16.80%
Supplier Concentration Risk | Inventories | Inventory Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.70%
Supplier Concentration Risk | Inventories | Inventory Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.60%	24.40%
Supplier Concentration Risk | Inventories | Inventory Supplier E
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.90%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.30%	21.40%
Lender Concentration Risk | Long-term debt | Institutional Funding Partner B
Concentration Risk [Line Items]
Concentration risk (as a percent)	23.00%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company A
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.80%	13.60%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company B
Concentration Risk [Line Items]
Concentration risk (as a percent)	16.40%	19.60%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Insurance Company C
Concentration Risk [Line Items]
Concentration risk (as a percent)		18.80%
Deposits Concentration Risk | Deposits to Insurance and Guarantee Companies | Guarantee Company D
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.60%